Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly Financial Data (Unaudited)

2012	Quarter Ended December 31	Quarter Ended September 30	Quarter Ended June 30	Quarter Ended March 31
Operating revenues	$587	$527	$511	$375
Operating (loss) income	8	5	22	(5)
Net (loss) income attributable to Regency Energy Partners LP	(7)	(1)	27	15
Earnings per common units:
Basic net (loss) income per common unit	(0.08)	(0.04)	0.14	0.15
Diluted net (loss) income per common unit	(0.08)	(0.04)	0.10	0.14

2011	Quarter Ended December 31	Quarter Ended September 30	Quarter Ended June 30	Quarter Ended March 31
Operating revenues	$370	$390	$357	$317
Operating income	13	14	5	8
Net income attributable to Regency Energy Partners LP	13	30	15	14
Earnings per common units:
Basic net income per common unit	0.06	0.18	0.08	0.08
Diluted net income per common unit	0.06	0.09	0.07	0.07